Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Executive Board and Board of Directors loans
in	2022		2021		2020
Executive Board loans (CHF million)
Balance at beginning of period	18	[1]	13		32
Additions	1		10	[2]	5
Reductions	(13)		(5)	[2]	(24)
Balance at end of period	6	[1]	18	[2]	13
Board of Directors loans (CHF million)
Balance at beginning of period	7	[3]	9		9
Additions	0		2		0
Reductions	(3)		(4)		0
Balance at end of period	4	[3]	7		9
1 The number of individuals with outstanding loans was eight at the beginning of the year and four at the end of the year.
2 Revised.
3 The number of individuals with outstanding loans was three at the beginning of the year and two at the end of the year.

Loans outstanding made by the Group or any subsidiaries to equity method investees
Loans made by the Group or any subsidiaries to equity method investees
in	2022	2021	2020
Loans to equity method investees (CHF million)
Balance at beginning of period	378	414	299
Net borrowings/(repayments)	29	(36)	115
Balance at end of period	407	378	414

Bank
Executive Board and Board of Directors loans
Executive Board and Board of Directors loans
	2022		2021		2020
Executive Board loans (CHF million)
Balance at beginning of period	18	[1]	13		32
Additions	1		10	[2]	5
Reductions	(13)		(5)	[2]	(24)
Balance at end of period	6	[1]	18	[2]	13
Board of Directors loans (CHF million)
Balance at beginning of period	7	[3]	9		9
Additions	0		2		0
Reductions	(3)		(4)		0
Balance at end of period	4	[3]	7		9
1 The number of individuals with outstanding loans was eight at the beginning of the year and four at the end of the year.
2 Revised.
3 The number of individuals with outstanding loans was three at the beginning of the year and two at the end of the year.

Schedule of Related Party Transactions [Table Text Block]
Related party assets and liabilities
end of	2022	2021
Assets (CHF million)
Trading assets	42	0
Net loans	3,949	8,683
Other assets	86	98
Total assets	4,077	8,781
Liabilities (CHF million)
Due to banks/customer deposits	1,320	1,022
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	91	94
Short-term borrowings	2,075	5,944
Long-term debt	56,822	55,998
Other liabilities	1,284	1,051
Total liabilities	61,592	64,109
Related party revenues and expenses
in	2022	2021	2020
Revenues (CHF million)
Interest and dividend income	13	(56)	(39)
Interest expense	(2,506)	(1,673)	(1,618)
Net interest income	(2,493)	(1,729)	(1,657)
Commissions and fees	82	102	114
Other revenues	246	212	104
Net revenues	(2,165)	(1,415)	(1,439)
Expenses (CHF million)
Total operating expenses	2,326	2,089	1,967
Related party guarantees and commitments
end of	2022	2021
Guarantees and commitments (CHF million)
Credit guarantees and similar instruments	4	4
Revocable loan commitments	59	87